Segment Information: Schedule of allocation of total revenue by country (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Sales Revenue, Net	$ 12,546,285	[1],[2]	$ 9,746,036	[1],[3]	$ 5,754,146	[1],[4]
Russia
Sales Revenue, Net	5,727,424		4,803,407		2,739,417
Europe
Sales Revenue, Net	2,681,291		1,838,933		1,139,608
Asia
Sales Revenue, Net	1,557,307		1,271,586		869,156
CIS
Sales Revenue, Net	1,030,807		646,371		277,781
Middle East
Sales Revenue, Net	916,088		908,694		585,446
USA
Sales Revenue, Net	238,812		97,371		48,076
Other regions
Sales Revenue, Net	$ 394,556		$ 179,674		$ 94,662

[1]	See Note 23
[2]	Including related party amount of 904,876
[3]	Including related party amount of 686,172
[4]	Including related party amount of 107,104